Income Taxes - Schedule of Unrecognized Tax Benefits (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Unrecognized tax benefits at beginning of year	$ 5,117	$ 4,307	$ 1,928
Gross increases – tax positions in prior period	582	55	1,306
Gross decreases – tax positions in prior period	0	(331)	(11)
Gross increases – tax positions in current period	1,273	1,086	1,084
Unrecognized tax benefits at end of year	$ 6,972	$ 5,117	$ 4,307